Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in the fair value of warrant liability - USD ($)		1 Months Ended	3 Months Ended
		Mar. 31, 2021	Sep. 30, 2021		Jun. 30, 2021
Private Placement [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in the fair value of warrant liability [Line Items]
Fair value as of beginning balance		$ 217,437	$ 166,250		$ 221,970
Change in valuation inputs or other assumptions	[1]	4,533	(26,250)		(55,720)
Fair value as of ending balance		221,970	140,000	[2]	166,250
Public [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in the fair value of warrant liability [Line Items]
Fair value as of beginning balance		9,318,750	7,125,000		9,513,000
Change in valuation inputs or other assumptions	[1]	194,250	(1,125,000)		(2,388,000)
Fair value as of ending balance		9,513,000	6,000,000	[2]	7,125,000
Warrant Liability [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in the fair value of warrant liability [Line Items]
Fair value as of beginning balance		9,536,187	7,291,250		9,734,970
Change in valuation inputs or other assumptions	[1]	198,783	(1,151,250)		(2,443,720)
Fair value as of ending balance		9,734,970	6,140,000	[2]	7,291,250
FPS Liability [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in the fair value of warrant liability [Line Items]
Fair value as of beginning balance		3,859,558	3,023,766		2,789,394
Change in valuation inputs or other assumptions	[3]	(1,070,164)	(378,106)		234,372
Fair value as of ending balance		$ 2,789,394	$ 2,645,660		$ 3,023,766

[1]	Changes in valuation inputs or other assumptions are recognized in Change in fair value of warrant liability in the statement of operations.
[2]	Due to the use of quoted prices in an inactive market and the use of observable inputs for similar assets or liabilities (Level 2) for Public Warrants and Private Placement Warrants, respectively, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $7.3 million during the nine months ended September 30, 2021. The Company did not have any transfers out of Level 3 during the three months ended September 30, 2021.
[3]	Changes in valuation inputs or other assumptions are recognized in Change in fair value of FPS liability in the statement of operations.